UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
LSF10 Mortgage Holdings, LLC
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period October 1, 2017 to December 31, 2017
Date of Report (Date of earliest event reported):  February 13, 2018
Commission File Number of securitizer:                  N/A
Central Index Key Number of securitizer:               0001730688
Jeffrey Glick, Phone: (212) 849-9631

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☒
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐
☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:  ______________________________________________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  __________________________________
Central Index Key Number of underwriter (if applicable):  ____________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.
LSF10 Mortgage Holdings, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: VOLT LXIII, LLC, Asset-Backed Notes, Series 2017-NPL10.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  February 13, 2018

LSF10 MORTGAGE HOLDINGS, LLC (Securitizer)

By:	/s/ Michael Flynn
Name: Michael Flynn
Title: Vice President